Share Capital and Reserves - Summary of Reconciliation of Shares Issued to Net Proceeds (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
2014 Performance Share Plan [member]
Reconciliation of Shares Issued to Net Proceeds [line items]
Increase in nominal share capital and share premium	$ 70